Party-in-Interest Transactions (Details) - EBP 203 - Common Stock - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held (in shares)	2,355,182	2,707,945
Investment cost basis	$ 63.0	$ 68.4
Dividend income	$ 3.9	$ 4.4